
                        	SAMPLE STATEMENT
			                                           1717 K Street, NW, Suite 707
                                                                   Washington, DC  20036-5331
                                                                   Telephone (202) 331-8055
                                                                   Fax (202) 331-8190
                                                                   TIN: 52-6220193
                                                                   Participant I.D.: XXXXXX
                                                                   TIN: 52-XXXXXXX
                                                                   Distributions are: Reinvested

        AFL CIO Housing Investment Trust
        1717 K St NW
        Washington, DC  20006



                                                Investment Summary
                                           September 1, 2001 - September 30, 2001
                                                   Transactions

                                                      Market Value Units this   Total      Investment
   Date       Description              Dollar Amount  per Unit     Transaction  Units        Balance
   09/01/01  Beginning Balance       	             $1,112.2036               44,955.7977 $50,000,000.04
   09/30/01  Total Income Distribution   265,678.95
   09/30/01  Income Reinvestment         265,678.95                 237.1179

             Ending Balance                          $1,120.4508               45,192.9156 $50,636,438.44

                                             Monthly Income
                    Ordinary          Operating    Net Ordinary
                    Income	      Expenses	      Income     Capital Gains   Total Distribution
  Per Unit          $6.2131090582  0.3033272214   5.9097818368   0.0000000000         5.9097818368
  Participant Totals  $279,315.27     13,636.32	    265,678.95	         0.00           265,678.95


                                                 Performance


Type of Return	             	1-Month  3-Month Y-T-D 1-Year  3-Year 5-Year  10-Year
Trust Time-Weighted, Gross 	  1.30%  4.92%   8.70%  13.00%  7.54%  8.82%   8.41%
Trust Time-Weighted, Net   	  1.28%  4.82%   8.39%  12.58%  7.13%  8.39%   7.92%

<F1>
                        Performance returns greater than one year are annualized.

		   All performance figures presented herein are based upon historical
		   results and do not assure future performance. Units may be worth
		   more or less at redemption than at original purchase.

